PROPOSED PUBLIC OFFERING	9 Months Ended
Sep. 30, 2023
Proposed Public Offering
PROPOSED PUBLIC OFFERING

NOTE 3 – PROPOSED PUBLIC OFFERING

The Proposed Public Offering calls for the Company to offer for sale up to 6,000,000 Units at a proposed public offering price of $10.00 per Unit (plus up to an additional 900,000 units to cover over-allotments, if any). Each Unit will consist of one ordinary share and one right (“Public Right”). Each whole Public Right will entitle the holder to receive one-seventh (1/7) ordinary share upon consummation of initial business combination.

DT CLOUD ACQUISITION CORPORATION

NOTES TO THE FINANCIAL STATEMENTS